REVENUES AND ENTITY WIDE DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Remaining performance obligations	$ 3,400	$ 3,644